Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000009552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class D)
Average Annual Return, Percent		14.69%	15.85%	11.27%
C000009551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class S)
Average Annual Return, Percent		14.33%	15.48%	10.91%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		15.16%	16.63%	13.63%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		13.70%	13.92%	9.18%